UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Loss for the period	$ (32,531)	$ (123,239)
Currency translation differences, arisen from translating foreign activities	(2,608)	762
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	(5,682)	(1,688)
Other comprehensive loss, net of income tax	(8,290)	(926)
Owners of the parent	$ (40,821)	$ (124,165)